Long-term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-term Debt

Note 10 - Long-term Debt

Long-term debt as of December 31, 2014 and 2013 comprises the following:

(in US$ millions)	2014	2013
VTTI Operating Revolving Credit Facility	573.7	—
Affiliate VTTI Project Loan—ATB Phase 2 Facility	56.1	—
Affiliate Loan	—	611.8
Project Finance Loan—ATB Phase 1	—	198.8
Other debt	—	1.9

Total debt	629.8	812.5
Less: current portion	—	(25.1)

Total long-term debt	629.8	787.4

(in US$ millions)	2014	2013
Long term debt, affiliates	56.1	611.8
Long-term debt third parties	573.7	175.6

Total long-term-debt	629.8	787.4

Affiliate Loan

The Partnership had long-term debt with VTTI originating from historical capital investments in our terminals. The long-term debt was interest bearing based on an interest structure similar to VTTI’s interest structure with their third party banks. In conjunction with our IPO and formation transactions we repaid a total of $660.0 million of affiliate loans and an additional loan of $200.0 million borrowed during 2014 was converted to equity. There were no amounts were outstanding as of December 31, 2014.

Project Finance Loan—ATB Phase I

On March 25, 2011, our subsidiary, ATT Tanjung Bin Sdn Bhd, or ATB, as borrower, entered into a seven-year, $230 million loan agreement with a syndicate of lenders, in connection with the construction of phase one of our Johore terminal. This facility was repaid in conjunction with the formation transactions and refinancing in connection with our IPO and therefore no amounts were outstanding as of December 31, 2014.

VTTI Operating Revolving Credit Facility

Prior to our IPO, VTTI Operating entered into a new €500.0 million revolving credit facility with a termination date of July 31, 2018 (the “VTTI Operating Revolving Credit Facility”). As of December 31, 2014, the facility is also available in US dollars up to a maximum of 55% of the total facility. The US dollars maximum borrowing limit was subsequently increased to 60% in February 2015. Additionally, during the first quarter of 2015, we increased the amount available under the facility by €80 million in accordance with the terms of the facility to a total of €580 million and increased the percentage available for borrowings in US dollars to 60%. The changes were as a result of the continued depreciation of the Euro against the US dollar during the quarter. As of December 31, 2014, $573.7 million was drawn down on the VTTI Operating Revolving Credit Facility. Borrowings under the facility in Euros incur interest at three month Euribor plus a margin (as defined in the facility) and borrowings in US dollars incur interest at three month Libor plus a margin (as defined in the facility). The proceeds from the facility were used to repay existing indebtedness. The unused portion of the facility is subject to an annual commitment fee of 35% of the interest margin.

The VTTI Operating Revolving Credit Facility contains covenants and conditions that, among other things, limit VTTI Operating’s ability to make cash distributions, incur indebtedness, create certain liens or security over its assets, make investments and enter into a merger or sale of substantially all of its assets and customary events of default under the VTTI Operating Revolving Credit Facility for a facility of this type. Financial covenants include a debt cover ratio maximum of 3.5 and an interest coverage ratio minimum of 4.0. As of December 31, 2014 we were in compliance with our covenants under this facility. As of December 31, 2014 we were in compliance with our covenants under this facility.

Affiliate VTTI Project Loan - ATB Phase 2 Facility

On July 8, 2014, our subsidiary ATB, as borrower, entered into a related party facility agreement (“the ATB Phase 2 Facility”) with VTTI B.V. which provides a maximum borrowing under the facility of $95.0 million in connection with the construction of phase two of our Johore terminal. The facility limit is up to $95 million with a termination date of July 8, 2024. The facility incurs interest at LIBOR plus a margin of 3.5%. The amount outstanding as of December 31, 2014 was $56.1 million.